Voya Short Duration High Income Fund Expense Example - Voya Short Duration High Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 336
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,432
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	2,051
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	873
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 917